Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing a 1/100th Interest in a Share of 7.250% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on July 17, 2025 (File No. 333-288729), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	7.250% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C
Amount Registered | shares	5,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be payable in respect of the Series C Preferred Stock that are being issued in connection with this offering.